Defined benefit plan	6 Months Ended
Jun. 30, 2022
Disclosure of defined benefit plans [abstract]
Defined benefit plan
17.	Defined benefit plan
No curtailment or settlement occurred during the
six-months
ended June 30, 2022, in any of the defined benefit pension plans offered.
The most recent actuarial valuations of plan assets and the present value of the defined benefit obligation were carried out as of June 30, 2022, by an independent third party. The present value of the defined benefit obligation, and the related current service cost and past service cost, were measured using the Projected Unit Credit method.

The amounts recognized through profit or loss as employee benefits expense either within research and development expenses or within general and administrative expenses, depending on their function with respect to the defined benefit plans, are as follows:

	For the six-months ended June 30,
In thousands of USD	2022	2021
Current service cost	718	370
Interest cost	22	8
Expected return on plan assets	(18)	(7)
Administration costs	2	3

Expense recognized in profit or loss	724	374

The amounts recognized in other comprehensive loss with respect to the defined benefit plans are as follows:

	For the six-months ended June 30,
In thousands of USD	2022	2021
Remeasurement (gain)/loss on defined benefit obligation
Actuarial (gains)/losses arising from plan experience	1,215	264
Actuarial (gains)/losses arising from demographic assumption	—	(570)
Actuarial (gains)/losses arising from financial assumptions	(3,213)	(310)
Return on plan assets excl. interest income	1,168	108

Expense recognized in other comprehensive loss	(830)	(508)

The amount included in the unaudited interim condensed consolidated statements of financial position arising from the Group’s obligation in respect to its defined benefit plan is as follows:

In thousands of USD	For the six- months ended June 30, 2022
Present value of defined benefit obligation	14,424
Fair value of plan assets	(11,988)

Net liability arising from defined benefit obligation	2,436

Movements in the present value of the defined benefit obligation in the reporting period were as follows:

In thousands of USD	2022
Beginning defined benefit obligation as of January 1	14,936
Current service cost	718
Interest expense on defined benefit obligation	22
Contributions paid by employees	432
Benefits (paid)/deposited	1,041
Remeasurement (gain)/loss on defined benefit obligation	(1,998)
Other	5
Foreign currency exchange (gains)/losses	(732)

Ending defined benefit obligation as of June 30	14,424

Movements in the present value of the plan assets in the reporting period were as follows:

In thousands of USD	2022
Beginning fair value of plan assets as of January 1	11,710
Return on plan assets excluding interest income	18
Contributions paid by employer	549
Contributions paid by employees	436
Benefits (paid)/deposited	1,041
Actuarial gain/(loss) on plan assets	(1,168)
Administration expense	(2)
Other	(5)
Foreign currency exchange gains/(losses)	(591)

Ending fair value of plan assets as of June 30	11,988

The allocation of the assets of the different asset classes corresponds to:

June 30, 2022
Cash	1.0%
Bonds	60.1%
Equities	25.7%
Properties	10.1%
Other	3.1%

Total	100.0%

Principal assumptions used for the purposes of the actuarial valuations were as follows:

June 30, 2022
Discount rate	2.0%
Interest credit rate	2.0%
Expected rate of salary increase	2.0%
Expected rate of pension increase	0.0%
Mortality rate	BVG 2020 GT
The following sensitivity analyses - based on the principal assumptions - have been performed based on reasonably possible changes to the assumptions occurring at the end of the reporting period:
If the discount rate would increase/(decrease) by 25 basis points, the defined benefit obligation would decrease by USD 283 thousand (increase by USD 298 thousand) if all other assumptions were held constant.
If the expected salary growth would increase (decrease) by 25 basis points, the defined benefit obligation would increase by USD 59 thousand (decrease by USD 59 thousand) if all other assumptions were held constant.
If the expected pension growth would increase by 25 basis points, the defined benefit obligation would increase by USD 230 thousand if all other assumptions were held constant.
No sensitivity analysis was performed on other assumptions as a similar change to those assumptions would not have a significant impact on these unaudited interim condensed consolidated financial statements.

The average duration of the defined benefit obligation at the end of the reporting period is 15 years. The Group expects to make contributions of USD 370 thousand to the defined benefit plan during the second half of 2022.